Other Income	6 Months Ended
Jun. 30, 2023
Other Income
Other income
2.	Other income

	For the three months ended June 30,		For the six months ended June 30
	2023 (unaudited)	2022 (unaudited)	2023 (unaudited)	2022 (unaudited)
	(in €)
Other income
Income from government grants	4,874,934	14,415,368	12,609,789	14,415,368
Other	7,974	26,173	19,307	27,767
Total	4,882,908	14,441,541	12,629,096	14,443,135

Other income for the three months ended June 30, 2023 amounted to €4.9 million (PY: €14.4 million) and for the six months ended June 30, 2023 amounted to €12.6 million (PY: €14.4 million), which is primarily attributable to income recognized from grant payments received from the German federal government for the development of vilobelimab as treatment for critically ill COVID patients, including expenses related to clinical development and manufacturing process development. The decrease in income from government grants is primarily due to a non-recurring catch-up effect of costs incurred in preceding periods for which income recognition was deferred until the three months ended June 30, 2022 when the recognition criteria were met.